FAIR VALUE MEASUREMENTS (Details) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
LEVEL 1
Assets:
Money market funds held in rabbi trusts	$ 0.9
LEVEL 2
Assets:
Foreign currency forward contracts	10.4	1.8
Liabilities:
Foreign currency forward contracts	3.3	5.1
LEVEL 3
Liabilities:
Contingent consideration obligation	25.1
CARRYING AMOUNT
Assets:
Foreign currency forward contracts	10.4	1.8
Money market funds held in rabbi trusts	0.9
Liabilities:
Contingent consideration obligation	25.1
Foreign currency forward contracts	$ 3.3	$ 5.1